DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term debt

(in thousands of $)	2013	2012
U.S. dollar denominated fixed rate debt:
4.5% convertible bond due 2015	190,000	215,000
7.84% to 8.04% First Preferred Mortgage Term Notes	279,480	268,992
Unamortized discount on issuance of 7.84% First Preferred Mortgage Term Notes	(10,402)	—
Total U.S. dollar fixed rate debt	459,078	483,992
Less: current portion of long-term debt	(22,706)	(20,700)
Long term portion of debt	436,372	463,292

Summary of movement in debt
Movements in debt in each of the three years ended December 31, 2013, maybe summarized as follows:

(in thousands of$)
Balance at December 31, 2010	1,364,358
Loan drawdowns	72,000
Loan repayments	(256,527)
Assumed by Frontline 2012	(666,318)
Balance at December 31, 2011	513,513
4.5% convertible bond buy-back	(10,000)
Loan repayments	(19,521)
Balance at December 31, 2012	483,992
4.5% convertible bond buy-back	(25,000)
Loan repayments	(21,531)
Issuance of 7.84% First Preferred Mortgage Term Notes	32,019
Discount on issuance of 7.84% First Preferred Mortgage Term Notes	(12,222)
Amortization of discount on issuance of 7.84% First Preferred Mortgage Term Notes	1,820
Balance at December 31, 2013	459,078

Debt repayment schedule	The outstanding debt as of December 31, 2013 is repayable as follows:

(in thousands of $)
Year ending December 31,
2014	22,706
2015	214,909
2016	27,289
2017	29,850
2018	32,619
Thereafter	131,705
459,078

Schedule of sinking fund redemption payments

(in thousands of $) Year ending December 31,	Total Debt	Unamortized Discount	Net Debt
2014	24,855	(2,149)	22,706
2015	26,850	(1,941)	24,909
2016	29,025	(1,736)	27,289
2017	31,365	(1,515)	29,850
2018	33,895	(1,276)	32,619
Thereafter	133,490	(1,785)	131,705
	279,480	(10,402)	269,078

Assets pledged

(in thousands of $)	2013	2012
Vessels, net, held in ITCL	263,367	280,929
Restricted cash and investments	66,249	86,280